Share-based compensation - Restricted stock units - Summary of awards (Details) - Restricted stock units - $ / shares									6 Months Ended
	Jun. 14, 2023	Mar. 02, 2023	Sep. 14, 2022	Sep. 01, 2022	Jun. 07, 2022	Mar. 30, 2022	Mar. 04, 2021	Mar. 04, 2020	Jun. 30, 2023
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
SARs Awarded (in shares)									182,153
Service Period One Year
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
SARs Awarded (in shares)	38,240				60,415
Service Period	1 year				1 year
Grant Price (in dollars per share)	$ 12.16				$ 8.07
Service Period Three Years
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
SARs Awarded (in shares)		130,843	13,070	106,724		593,671	302,923	94,105
Service Period		3 years	3 years	3 years		3 years	3 years	3 years
Grant Price (in dollars per share)		$ 20.57	$ 10.00	$ 9.35		$ 4.54	$ 4.28	$ 5.25